Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	9 Months Ended
Mar. 31, 2013
Notes Payable Schedule Of Accounts Payable And Accrued Liabilities 1	10.00%
Notes Payable Schedule Of Accounts Payable And Accrued Liabilities 2	$ 150,000
Notes Payable Schedule Of Accounts Payable And Accrued Liabilities 3	$ 150,000